DISCONTINUED OPERATIONS - PTNNT Cash Flow (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows
Net cash provided by (used in) operating activities	[1]			$ (15)	$ 869	$ 557
Net cash provided by (used in) investing activities					(46)	(90)
Net cash provided by (used in) financing activities					(331)	(225)
Repayments of Long-term Debt				$ 384	1,312	229
Discontinued operations - held-for-sale or disposed of | PTNNT
Cash flows
Net cash provided by (used in) operating activities					880
Net cash provided by (used in) investing activities					(46)
Net cash provided by (used in) financing activities					(331)
Net cash provided by (used in) discontinued operations					$ 503
Discontinued operations - Held-for-sale | PTNNT
Cash flows
Net cash provided by (used in) operating activities						569
Net cash provided by (used in) investing activities						(90)
Net cash provided by (used in) financing activities						(225)
Net cash provided by (used in) discontinued operations						$ 254
Discontinued operations - Held-for-sale | PTNNT | PTNNT Revolving Credit Facility
Cash flows
Repayments of Long-term Debt		$ 190	$ 140

[1]	Net cash provided by operating activities of discontinued operations includes $(3) related to closing costs for the sale of Batu Hijau that were paid in 2017, $-, $880 and $569 related to the operating activities of Batu Hijau in 2017, 2016 and 2015, respectively, and $(12), $(11) and $(12) for 2017, 2016 and 2015, respectively, related to the Holt royalty obligation, all of which were paid out of Cash and cash equivalents. For additional information regarding our discontinued operations, including cash flows from Batu Hijau, see Note 4.